Schedule of Recognized Derivative Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative expense	$ 895,757		$ 895,757		$ 653,792